Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Recovery in Consolidated Statement of Operations

The income tax recovery reported in the consolidated statement of operations for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
Current income taxes	$(348)	$(5,822)	$(2,691)
Deferred income taxes	111	(13,815)	(11,611)
Income tax recovery from continuing operations	(237)	(19,637)	(14,302)
Income taxes from discontinued operations (note 5)	41	(382)	(450)
Total income tax recovery	$(196)	$(20,019)	$(14,752)

Summary of Reconciliation of Income Tax Recovery for Continuing and Discontinued Operations Recognized in Consolidated Statement of Operations

The following table provides a reconciliation of the income tax recovery calculated at the combined statutory income tax rate to the income tax recovery for both continuing and discontinued operations, recognized in the consolidated statements of operations:

	2019	2018	2017
Net loss before tax from continuing operations	$(234,461)	$(259,465)	$(136,252)
Net income before tax from discontinued operations	27,512	1,550	1,464
Combined Canadian statutory income tax rate	26.6%	26.7%	26.8%
Income tax at combined income tax rate	(55,048)	(68,863)	(36,123)

Increase (decrease) in income taxes resulting from:
Unrecorded potential tax benefit arising from current-period losses and other deductible temporary differences	31,962	29,693	35,568
Effect of tax rate differences in foreign subsidiaries	4,989	4,481	(2,513)
Non-deductible or taxable items	(696)	6,074	(1,132)
Change in tax rate	1,609	242	(6,175)
Write off of previously recognized tax losses	-	22,415	-
Non-deductible loss (taxable gain) on debt renegociation	24,572	(8,784)	-
Recognition of previous years unrecognized deferred tax assets	-	-	(1,221)
Research and development tax credit	(740)	(5,072)	(4,193)
Foreign withholding tax	-	-	1,039
Non-taxable gain on disposition of subsidiary (note 5)	(6,903)	-	-
Other	59	(205)	(2)
Income tax recovery	$(196)	$(20,019)	$(14,752)

Summary of Deferred Tax Assets and Deferred Tax Liabilities

The following table presents the nature of the deferred tax assets and liabilities that make up the deferred tax assets and deferred tax liabilities balance at December 31, 2019 and 2018.

	Intangible assets	R&D expenses	Losses	Other	Total
As at January 1, 2018 Deferred tax liabilities	$27,481	$(938)	$(12,160)	$21	$14,404
Charged (credited) to profit or loss	(27,481)	320	13,356	(9)	(13,814)
Charged (credited) to profit and loss (foreign exchange)	-	-	(1,196)	-	(1,196)
As at December 31, 2018 Deferred tax assets	$-	$(618)	$-	$12	$(606)
Charged (credited) to profit and loss	-	111	-	(24)	87
Derecognized - discontinued operations (note 5)	-	-	-	12	12
As at December 31, 2019 - Deferred tax assets	$-	$(507)	$-	-	$(507)

Summary of Available Temporary Differences Not Recognized

Available temporary differences not recognized at December 31, 2019 and 2018 are as follows:

	2019	2018
Tax losses (non-capital)	$416,816	$461,123
Tax losses (capital)	-	36,951
Unused research and development expenses	115,491	86,255
Undeducted financing expenses	21,258	19,007
Interest expenses carried forward	5,358	7,433
Trade and other payable	4,022	1,579
Capital assets	4,673	1,753
Intangible assets	81,899	88,980
Start-up expense	4,569	4,290
Unrealized loss on exchange rate	6,612	-
Other	938	1,252
	$661,636	$708,623

Summary of Unused Non-capital Losses Expire

The unused non-capital losses expire as indicated in the table below:

	Canada		Foreign
At December 31, 2019	Federal	Provincial	Countries
Losses carried forward expiring in:
2027	$3,510	$3,495	$4,877
2028	-	-	5,645
2029	76	76	2,716
2030	977	977	5,487
2031	855	855	6,518
2032	4,215	3,975	-
2033	8,761	8,261	-
2034	9,156	10,667	2,592
2035	30,273	22,668	13,368
2036	25,800	25,695	23,799
2037	36,165	36,156	32,763
2038	24,109	24,128	-
2039	38,591	38,589	-
	$182,488	$175,542	$97,765
Not expiring - UK	-	-	94,805
Not expiring - US (post 2017)	-	-	50,538
	$182,488	$175,542	$243,108